Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Treasury shares (at cost)	Share- based payments and other reserves	Retained earnings	Accumulated other comprehensive income (loss)	Equity attributable to shareholders of Fairfax	Non- controlling interests	Subordinate voting shares Equity issued	Multiple voting shares Equity issued	Common shareholders’ equity Equity issued	Preferred shares	Preferred shares Equity issued
Beginning balance at Dec. 31, 2015	$ 12,018.9	$ (236.0)	$ 88.2	$ 5,230.7	$ (364.0)	$ 10,287.4	$ 1,731.5	$ 4,229.8	$ 3.8	$ 8,952.5		$ 1,334.9
Changes in equity [abstract]
Net earnings (loss) for the year	(394.7)			(512.5)		(512.5)	117.8			(512.5)
Net unrealized foreign currency translation gains (losses) on foreign operations	(80.2)				(61.4)	(61.4)	(18.8)			(61.4)
Losses on hedge of net investment in Canadian subsidiaries	(37.5)				(37.5)	(37.5)				(37.5)
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	(35.6)				(35.4)	(35.4)	(0.2)			(35.4)
Share of net gains (losses) on defined benefit plans of associates	(33.2)				(32.0)	(32.0)	(1.2)			(32.0)
Net losses on defined benefit plans	(18.3)				(17.6)	(17.6)	(0.7)			(17.6)
Issuance of shares	521.0	15.1	(17.6)			521.0		523.5		521.0
Purchases and amortization	(30.5)	(64.2)	40.6			(29.7)	(0.8)	(6.1)		(29.7)
Excess of book value over consideration of common shares purchased for cancellation	(8.0)			(8.0)		(8.0)				(8.0)
Common share dividends	(269.0)			(227.8)		(227.8)	(41.2)			(227.8)
Preferred share dividends	(44.0)			(44.0)		(44.0)				(44.0)
Acquisitions of subsidiaries (note 23)	86.8						86.8
Other net changes in capitalization (note 16)	144.4		(4.4)	17.8		17.6	126.8	3.6		17.0	$ 0.6	0.6
Ending balance at Dec. 31, 2016	11,820.1	(285.1)	106.8	4,456.2	(547.9)	9,820.1	2,000.0	4,750.8	3.8	8,484.6		1,335.5
Changes in equity [abstract]
Net earnings (loss) for the year	1,614.9			1,740.6		1,740.6	(125.7)			1,740.6
Net unrealized foreign currency translation gains (losses) on foreign operations	461.7				306.7	306.7	155.0			306.7
Losses on hedge of net investment in Canadian subsidiaries	(106.3)				(106.3)	(106.3)				(106.3)
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	110.1				109.3	109.3	0.8			109.3
Share of net gains (losses) on defined benefit plans of associates	5.2				5.0	5.0	0.2			5.0
Net losses on defined benefit plans	(31.8)				(30.9)	(30.9)	(0.9)			(30.9)
Issuance of shares	2,196.9	17.4	(16.9)			2,196.9		2,196.4		2,196.9	$ 0.0
Purchases and amortization	(130.5)	(140.5)	51.8			(134.3)	3.8	(45.6)		(134.3)
Excess of book value over consideration of common shares purchased for cancellation	(50.6)			(50.6)		(50.6)				(50.6)
Common share dividends	(304.9)			(237.4)		(237.4)	(67.5)			(237.4)
Preferred share dividends	(44.6)			(44.6)		(44.6)				(44.6)
Acquisitions of subsidiaries (note 23)	2,451.2						2,451.2
Other net changes in capitalization (note 16)	420.6		52.8	183.8		236.6	184.0			236.6
Ending balance at Dec. 31, 2017	$ 18,412.0	$ (408.2)	$ 194.5	$ 6,048.0	$ (264.1)	$ 13,811.1	$ 4,600.9	$ 6,901.6	$ 3.8	$ 12,475.6		$ 1,335.5